Share-Based Compensation - Summary of Stock Option Plan granted (Parenthetical) (Detail) - Tranche	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	One year
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	Three years
Potash Corp [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of tranches		3	3
Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	On third anniversary of grant date
Performance share units (PSUs) [member] | Agrium Inc [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation subject to performance cycle		3 years	3 years
Restricted share units (RSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	On third anniversary of grant date
Restricted share units (RSUs) [member] | Agrium Inc [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation not subject to performance cycle		3 years	3 years